Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions (Series ACPS Derivative Liability [Member])	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Nov. 26, 2013	Dec. 31, 2012
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate			0.07%
Expected remaining term			29 days
Expected volatility			175.31%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate	0.02%	0.11%		0.11%
Expected remaining term	40 days	200 days		200 days
Expected volatility	111.30%	123.55%		123.55%
Maximum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate	0.08%	0.15%		0.15%
Expected remaining term	149 days	328 days		328 days
Expected volatility	123.77%	127.94%		127.94%